Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2019
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	161,643	17,332	144,311
Software development costs	27,489	16,690	10,799
Acquired customer relationships	8,435	1,016	7,419
Purchased software	6,973	5,639	1,334
Other intangible assets	4,120	701	3,419
	208,660	41,378	167,282

	December 31, 2018
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	15,556	7,875	7,681
Software development costs	24,963	9,226	15,737
Acquired customer relationships	495	346	149
Purchased software	6,973	4,503	2,470
Other intangible assets	591	556	35
	48,578	22,506	26,072

Classification of Amortization Expense Related to Intangible Assets
The following table illustrates the classification of amortization expense related to intangible assets in the Consolidated Statements of Operations and Comprehensive Loss:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Cost of revenues	17,535	9,720
Sales and marketing	998	252
Research and development	266	60
General and administrative	73	109
	18,872	10,141

Estimated Future Amortization Expense Related to Intangible Assets
Estimated future amortization expense related to intangible assets, as at December 31, 2019 is as follows:

Fiscal Year	Amount $
2020	30,358
2021	22,152
2022	18,008
2023	17,706
2024	17,384
Thereafter	61,674
Total	167,282